Mezzanine Equity	3 Months Ended	12 Months Ended
	Dec. 31, 2020	Sep. 30, 2020
Mezzanine Equity
12. Mezzanine Equity

Series A Convertible Preferred Stock

On April 3, 2017, the Company filed a Statement of Resolution Establishing its Series A Preferred Stock with the State of Illinois. (the Resolution Establishing Series”). Pursuant to the Resolution Establishing Series, the Company designated 160 shares of its authorized preferred stock as Series A Preferred Stock. There are no shares issued and outstanding under this designation.

Series B Convertible Preferred Stock

On April 3, 2017, the Company issued an aggregate of approximately 5,900 shares of no-par value, Series B Convertible Preferred Stock to certain of the SNIH Stockholders as part of the SNIH acquisition. The no par value, Series B Convertible Preferred Stock had a liquidation preference equal to $4.86 per share and ranked senior to all “Junior Securities” (including the Company’s Common Stock) with respect to any distribution of assets upon liquidation, dissolution or winding up of the Company, whether voluntary or involuntary.

Except as set forth in the Resolution Establishing Series or as may be required by Illinois law, the holders of the no par value, Series B Convertible Preferred Stock had no voting rights.

On June 30, 2020, and pursuant to the Repurchase Agreement, the holders of the Series B Preferred Stock agreed to accept an aggregate amount of $2,894 in cash (the “Series B Preferred Stock Purchase Price”) in consideration for the purchase by the Company of all 5,566 then outstanding shares of Series B Preferred Stock (the “Series B Preferred Stock Amount”) held by them. The Series B Preferred Stock Purchase Price was paid to the SNI Group Members on June 30, 2020. A net gain attributable to common stockholders of $24,475 was recognized on the redemption of Series B Preferred Stock and Smith Series C Preferred Stock, discussed below, for the three-month period ended June 30, 2020.

Series C Convertible Preferred Stock

On May 17, 2019, the Company filed a Statement of Resolution Establishing its Series C Preferred Stock with the State of Illinois. (the Resolution Establishing Series”). Pursuant to the Resolution Establishing Series, the Company designated 3,000 shares of its authorized preferred stock as “Series C 8% Cumulative Convertible Preferred Stock”, without par value. The Series C Preferred Stock had a Liquidation Value equal to $1.00 per share and ranked pari passu with the Company’s Series B Convertible Preferred Stock (“Series B Preferred Stock”) and senior to all “Junior Securities” (including the Company’s Common Stock) with respect to any distribution of assets upon liquidation, dissolution or winding up of the Company, whether voluntary or involuntary. Holders of shares of Series C Preferred Stock were entitled to receive an annual non-cash (“PIK”) dividend of 8% of the Liquidation Value per share. Such dividends were payable quarterly in the form of additional shares of Series C Preferred Stock. Each share of Series C Preferred Stock was convertible at the option of the holder thereof into one share of Common Stock at an initial conversion price equal to $1.00 per share, each as subject to adjustment in the event of stock splits, stock combinations, capital reorganizations, reclassifications, consolidations, mergers or sales, as set forth in the Resolution Establishing Series. Except as set forth in the Resolution Establishing Series or as may be required by Illinois law, the holders of the Series C Preferred Stock had no voting rights.

The Company issued 42 shares of Series C Preferred Stock to Investors related to interest of $42 on the 8% Notes during three-month period ending December 31, 2019.

Pursuant to the Repurchase Agreement, Mr. Smith also agreed to accept an aggregate amount equal to $37 in cash (the “Smith Series C Preferred Stock Purchase Price”) in consideration for the purchase by the Company of the 72 shares of Series C Preferred Stock (the “Series C Preferred Stock Amount”) held by him. The Smith Preferred Stock Purchase Price was calculated based on the following formula: the Smith Series C Preferred Stock Amount, divided by $1.00, times $0.52 (the closing price on the NYSE American for the Common Stock on June 16, 2020). The Smith Series C Preferred Stock Purchase Price was paid to Mr. Smith on June 30, 2020.

The remaining holders of Series C Preferred Stock converted an aggregate of 93 shares of Series C Preferred Stock into a total of 93 shares of Common Stock at the $1.00 per share conversion price stated in the Series C Preferred Stock. The conversion was completed on June 30, 2020.

Series A Convertible Preferred Stock

On April 3, 2017, the Company filed a Statement of Resolution Establishing its Series A Preferred Stock with the State of Illinois. (the Resolution Establishing Series”). Pursuant to the Resolution Establishing Series, the Company designated 160 shares of its authorized preferred stock as Series A Preferred Stock. There are no shares issued and outstanding under this designation.

Series B Convertible Preferred Stock

On April 3, 2017, the Company issued an aggregate of approximately 5,900 shares of no-par value, Series B Convertible Preferred Stock to certain of the SNIH Stockholders as part of the SNIH acquisition. The no par value, Series B Convertible Preferred Stock has a liquidation preference equal to $4.86 per share and ranks senior to all “Junior Securities” (including the Company’s Common Stock) with respect to any distribution of assets upon liquidation, dissolution or winding up of the Company, whether voluntary or involuntary.

In the event that the Company declares or pays a dividend or distribution on its Common Stock, whether such dividend or distribution is payable in cash, securities or other property, including the purchase or redemption by the Company or any of its subsidiaries of shares of Common Stock for cash, securities or property, the Company is required to simultaneously declare and pay a dividend on the no par value, Series B Convertible Preferred Stock on a pro rata basis with the Common Stock determined on an as-converted basis assuming all shares had been converted as of immediately prior to the record date of the applicable dividend or distribution.

Except as set forth in the Resolution Establishing Series or as may be required by Illinois law, the holders of the no par value, Series B Convertible Preferred Stock have no voting rights. Pursuant to the Resolution Establishing Series, without the prior written consent of holders of not less than a majority of the then total outstanding Shares of no par value, Series B Convertible Preferred Stock, voting separately as a single class, the Company shall not create, or authorize the creation of, any additional class or series of capital stock of the Company (or any security convertible into or exercisable for any class or series of capital stock of the Company) that ranks pari passu with or superior to the no par value, Series B Convertible Preferred Stock in relative rights, preferences or privileges (including with respect to dividends, liquidation or voting).

Pursuant to a Repurchase Agreement dated June 30, 2020, the holders of the Series B Preferred Stock agreed to accept an aggregate amount of $2,894 in cash (the “Series B Preferred Stock Purchase Price”) in consideration for the purchase by the Company of all 5,566 currently outstanding shares of Series B Preferred Stock (the “Series B Preferred Stock Amount”) held by them. The Series B Preferred Stock Purchase Price was calculated based on the following formula: Series B Preferred Stock Amount, divided by $4.86 (the price at which the Series B Preferred Stock is convertible to Common Stock in the Statement of Resolution Establishing Series of the Series B Preferred Stock), times $0.52 (the closing price on the NYSE American for the Common Stock on June 16, 2020). The Series B Preferred Stock Purchase Price was paid to the SNI Group Members on June 30, 2020. A net gain attributable to common stockholders of $24,475 was recognized on the redemption of Series B Preferred Stock and Smith Series C Preferred Stock during fiscal 2020.

During fiscal 2019 the Company issued 250 shares of common stock for the conversion of 250 shares of Series B Convertible Preferred Stock.

Series C Convertible Preferred Stock

On May 17, 2019, the Company filed a Statement of Resolution Establishing its Series C Preferred Stock with the State of Illinois. (the Resolution Establishing Series”). Pursuant to the Resolution Establishing Series, the Company designated 3,000 shares of its authorized preferred stock as “Series C 8% Cumulative Convertible Preferred Stock”, without par value. The Series C Preferred Stock has a Liquidation Value equal to $1.00 per share and ranks pari passu with the Company’s Series B Convertible Preferred Stock (“Series B Preferred Stock”) and senior to all “Junior Securities” (including the Company’s Common Stock) with respect to any distribution of assets upon liquidation, dissolution or winding up of the Company, whether voluntary or involuntary. Holders of shares of Series C Preferred Stock are entitled to receive an annual non-cash (“PIK”) dividend of 8% of the Liquidation Value per share. Such dividend shall be payable quarterly on June 30, September 30, December 31 and March 31 of each year commencing on June 30, 2019, in preference to any dividend paid on or declared and set aside for the Series B Preferred Stock or any Junior Securities and shall be paid-in-kind in additional shares of Series C Preferred Stock. Except as set forth in the Resolution Establishing Series or as may be required by Illinois law, the holders of the Series C Preferred Stock have no voting rights.

Pursuant to the Resolution Establishing Series, without the prior written consent of holders of not less than a majority of the then total outstanding Shares of Series C Preferred Stock, voting separately as a single class, the Company shall not create, or authorize the creation of, any additional class or series of capital stock of the Company (or any security convertible into or exercisable for any class or series of capital stock of the Company) that ranks superior to the Series C Preferred Stock in relative rights, preferences or privileges (including with respect to dividends, liquidation or voting). Each share of Series C Preferred Stock shall be convertible at the option of the holder thereof into one share of Common Stock at an initial conversion price equal to $1.00 per share, each as subject to adjustment in the event of stock splits, stock combinations, capital reorganizations, reclassifications, consolidations, mergers or sales, as set forth in the Resolution Establishing Series.

The Company issued 104 and 60 shares of Series C Preferred Stock to Investors related to interest of $104 and $60 on the 8% Notes during fiscal 2020 and fiscal 2019, respectively.

Pursuant to a Repurchase Agreement dated June 30, 2020, Mr. Smith also agreed to accept an aggregate amount equal to $37 in cash (the “Smith Series C Preferred Stock Purchase Price”) in consideration for the purchase by the Company of the 72 shares of Series C Preferred Stock (the “Series C Preferred Stock Amount”) held by him. The Smith Preferred Stock Purchase Price was calculated based on the following formula: the Smith Series C Preferred Stock Amount, divided by $1.00, times $0.52 (the closing price on the NYSE American for the Common Stock on June 16, 2020). The Smith Series C Preferred Stock Purchase Price was paid to Mr. Smith on June 30, 2020.

The remaining holders of Series C Preferred Stock converted an aggregate of 93 shares of Series C Preferred Stock into a total of 93 shares of Common Stock at the $1.00 per share conversion price stated in the Series C Preferred Stock. The conversion was completed on June 30, 2020.